LEASES - RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
NONCURRENT ASSETS
Operating lease assets	$ 131,769	$ 0
Finance lease assets	$ 71,085
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Utility plant, at cost
Total lease assets	$ 202,854
CURRENT LIABILITIES
Operating lease liabilities	6,724	0
Finance lease liabilities	$ 10,416
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	Current maturities of long-term debt
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Long-term debt
NONCURRENT LIABILITIES
Operating lease liabilities	$ 95,030	$ 0
Finance lease liabilities	63,743
Total lease liabilities	$ 175,913